Streaming transactions (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Contract liabilities, current	$ 158	$ 90
Contract liabilities, non-current	1,881	1,962
Total contract liabilities	2,039	2,052
Gold Streaming [Member]
IfrsStatementLineItems [Line Items]
Contract liabilities, current	136	68
Contract liabilities, non-current	1,442	1,521
Total contract liabilities	1,578	1,589
Cobalt Streaming [Member]
IfrsStatementLineItems [Line Items]
Contract liabilities, current	22	22
Contract liabilities, non-current	439	441
Total contract liabilities	$ 461	$ 463